Condensed Consolidated Statements of Comprehensive Loss (Unaudited) 10Q (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (2,785)	$ (6,298)	$ (17,640)	$ (11,136)
Other comprehensive income - foreign currency translation, net of tax	372	148	(1,362)	(1,081)
Comprehensive loss, net of tax	(2,413)	(6,150)	(19,002)	(12,217)
Comprehensive loss attributable to noncontrolling interest, net of tax	752	413	3,285	2,156
Total comprehensive loss attributable to RiceBran Technologies shareholders	$ (1,661)	$ (5,737)	$ (15,717)	$ (10,061)